UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21274

Grosvenor Registered Multi-Strategy

Master Fund, LLC

(Exact name of Registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman Grosvenor Registered Funds 900 North Michigan Avenue Suite 1100 Chicago, Illinois 60611	George J. Zornada, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

ITEM 1 – REPORTS TO STOCKHOLDERS

The Report to Shareholders is attached hereto.

GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC

Consolidated Financial Statements (unaudited)

For the Six Months Ended September 30, 2015

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Financial Statements (unaudited)

For the Six Months Ended September 30, 2015

The Master Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Qs are available (i) without charge, upon request, by calling (866) 211-4521; and (ii) on the SEC’s website at www.sec.gov. The Form N-Qs may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may also be obtained by calling 1-800-SEC-0330.

The Master Fund has adopted Proxy Voting Policies and Procedures under which the Master Fund votes proxies relating to securities held by the Master Fund. In addition, the Master Fund files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Master Fund’s Proxy Voting Policies and Procedures and the Master Fund’s proxy voting record (Form N-PX) is available (i) without charge, upon request, by calling (866) 211-4521; and (ii) on the SEC’s website at www.sec.gov.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Assets, Liabilities and Members’ Capital (unaudited)

September 30, 2015

ASSETS

Investments in Investment Funds, at fair value (cost $392,832,874)	$447,401,877
Cash and cash equivalents	10,916,814
Redemptions receivable from investments in Investment Funds	12,232,777
Prepaid Expenses	118,044
Other assets	12,500

Total assets	470,682,012

LIABILITIES

Repurchase of Members’ interests payable	13,575,172
Advisory fee payable	1,188,010
Deferred income tax liability	358,929
Professional fees payable	167,350
Board of Directors’ and Fund Officers’ compensation payable	104,638
Administration fee payable	58,350
Current income tax liability	17,500
Facility fees payable	32,147
Other liabilities	1,500

Total liabilities	15,503,596

NET ASSETS	$455,178,416

Net Capital*	$400,968,342
Net accumulated unrealized appreciation on investments in Investment Funds	54,210,074

MEMBERS’ CAPITAL	$455,178,416

*	Net Capital includes net subscriptions, cumulative net investment income/(loss) and cumulative net realized gain/(loss) from investments in Investment Funds.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited)

September 30, 2015

Investment Funds*	First Acquisition Date	Fair Value**		% of Members’ Capital	% Ownership of Investment Fund***	First Available Redemption Date****	Liquidity*****

Distressed

Blue Mountain Credit Ltd.	1/1/2013	$	12,224,009	2.68%	0.20%	N/A	Quarterly

Fortress Value Recovery Fund, LLC	1/1/2006		229,240	0.05%	0.38%	N/A	(1)

Harbinger Capital Partners Sp. Situations Fund, L.P. (a)	7/1/2007		1,385,907	0.30%	1.02%	N/A	(1)

Highland Crusader Fund, L.P.	8/1/2005		995,096	0.22%	1.38%	N/A	(1)

King Street Capital, L.P. (a)	1/1/2003		1,074,432	0.24%	0.01%	N/A	(2)

King Street Ltd. (a)	1/1/2013		254	0.00%	0.00%	N/A	(2)

Redwood Domestic Fund, L.P. (a)	1/1/2003		125,198	0.03%	0.01%	N/A	(2)

Redwood Offshore Fund Ltd. (a)	1/1/2013		161,866	0.04%	0.00%	N/A	(2)

Silver Point Capital Fund, L.P. (a)	1/1/2003		393,204	0.09%	0.01%	N/A	(2)

Silver Point Capital Offshore Fund Ltd.	7/1/2012		11,209,536	2.46%	0.26%	N/A	Quarterly

Total Distressed (Cost $28,684,993)			27,798,742	6.11%

Event Driven

EJF Debt Opportunities Offshore Fund, Ltd.	5/1/2014		20,446,217	4.49%	0.97%	N/A	Quarterly

Elliott International Ltd.	1/1/2013		30,795,119	6.77%	0.17%	N/A	Quarterly

Magnetar Capital, L.P. (a)	7/1/2007		488,251	0.11%	1.51%	N/A	(2)

Perry International Inc.	1/1/2013		14,440,374	3.17%	0.26%	N/A	Quarterly

Perry Partners, L.P. (a)	1/1/2003		3,198	0.00%	0.00%	N/A	(2)

York European Opportunities Unit Trust	7/1/2014		14,918,056	3.28%	0.66%	N/A	Quarterly

Total Event Driven (Cost $77,265,132)			81,091,215	17.82%

Long and/or Short Equity

Blacklight Power Inc.	12/1/2014		221,520	0.05%	(3)	(3)	(3)

Brookside Capital Partners Fund, L.P. (a)	10/1/2009		95,257	0.02%	0.00%	N/A	(2)

Citadel Global Equities Fund Ltd.	10/1/2012		5,096,745	1.12%	0.22%	N/A	Monthly

Discovery Global Opp Offshore Fund Ltd.	2/1/2013		17,955,214	3.94%	0.26%	N/A	Quarterly

Egerton Long-Short Fund (USD) Ltd.	10/1/2011		16,370,728	3.60%	0.80%	N/A	Monthly

Greenlight Qualified Ltd.	1/1/2013		7,855,869	1.73%	0.69%	N/A	Annually

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2015

Investment Funds* (continued)	First Acquisition Date	Fair Value**		% of Members’ Capital	% Ownership of Investment Fund***	First Available Redemption Date****	Liquidity*****

Long and/or Short Equity (continued)

Hitchwood Capital Fund, Ltd.	10/1/2014	$	22,425,596	4.93%	0.69%	N/A	Quarterly

Impala Fund Ltd.	1/1/2013		13,899,868	3.05%	2.12%	N/A	Quarterly

Passport Global Strategies III, Ltd.	1/1/2010		5,389	0.00%	0.27%	N/A	(4)

SEG Partners Offshore, Ltd.	3/1/2013		19,748,286	4.34%	1.70%	N/A	Quarterly

Tremblant Ltd.	1/1/2013		19,177,993	4.21%	4.12%	N/A	Quarterly

Viking Global Equities III Ltd.	1/1/2013		8,068,857	1.77%	0.06%	N/A	Monthly

Total Long and/or Short Equity (Cost $107,671,702)			130,921,322	28.76%

Macro/Commodities

Astenbeck Offshore Commodities Fund II Ltd.	2/1/2013		9,897,938	2.17%	1.16%	N/A	Monthly

CC+ Fund Ltd.	7/1/2014		6,283,021	1.38%	1.53%	N/A	Monthly

Discovery Global Macro Fund, Ltd.	1/1/2014		8,673,534	1.91%	0.26%	N/A	Quarterly

Element Capital Feeder Fund Ltd.	4/1/2012		25,224,448	5.54%	0.52%	N/A	Quarterly

Graticule Asia Macro Fund Ltd.	5/1/2013		12,882,507	2.83%	0.39%	N/A	Quarterly

Koppenberg Macro Commodity Fund, Ltd.	1/1/2014		13,614,408	2.99%	1.18%	N/A	Monthly

Total Macro/Commodities (Cost $71,435,479)			76,575,856	16.82%

Multi-Arbitrage

Canyon Balanced Fund Ltd.	1/1/2013		15,478,542	3.40%	0.97%	N/A	Quarterly

Canyon Value Realization Fund Ltd.	12/1/2013		9,357,415	2.06%	0.14%	N/A	Quarterly

Chenavari Multi-Strategy Credit Fund Ltd.	6/1/2013		35,154,310	7.72%	2.26%	N/A	Monthly

Citadel Kensington Ltd.	3/1/2013		36,565,573	8.03%	0.36%	N/A	Quarterly

Magnetar Constellation Fund, Ltd.	4/1/2012		18,624,252	4.09%	1.07%	N/A	Quarterly

OZ Domestic Partners, L.P. (a)	1/1/2003		462,308	0.10%	0.05%	N/A	(2)

Prosiris Global Opportunities Ltd.	6/1/2014		14,946,348	3.29%	2.20%	N/A	Quarterly

Stark Investments, L.P. (a)	1/1/2003		196,364	0.04%	1.23%	N/A	(1)

Stark Select Asset Fund LLC	1/1/2010		229,630	0.05%	0.67%	N/A	(4)

Total Multi-Arbitrage (Cost $107,775,568)			131,014,742	28.78%

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2015

Total Investments in Investment Funds (Cost $392,832,874)	$	447,401,877	98.29%

Other Assets, less Liabilities	$	7,776,539	1.71%

Members’ Capital	$	455,178,416	100.00%

The Master Fund’s (as defined in the Organization note) investments in the Investment Funds shown above, representing 98.29% of Members’ Capital have been fair valued in accordance with procedures established by the Board of Directors of the Master Fund.

The Master Fund’s investments on September 30, 2015 are summarized below based on the investment mandate of each Investment Fund.

Geographic Location	Percent of Investments
Asia	2.88%
Europe	14.85
Global	63.95
United States/Canada	18.32

Total	100.00%

*	Non-income producing investments. The Master Fund’s investments in Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees.

**	See definition in the Portfolio Valuation note.

***	Based on the most recently available information provided by each Investment Fund.

****	From original investment date (excludes side pockets).

*****	Available frequency of redemptions after initial lock-up period.

N/A	Initial lock-up period that has expired prior to September 30, 2015, has a lock-up that expires prior to the next liquidity date, or the Investment Fund did not have an initial lock-up period. However, specific redemption restrictions may apply.

(a)	A portion or all of the Master Fund’s interest in the Investment Fund is held in side pockets which have restricted liquidity.

(1)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(2)	All of the Master Fund’s remaining interest in the Investment Fund is held in side pockets.

(3)	The Master Fund received shares of a private company, Blacklight Power, Inc., as a full distribution in-kind from Black Bear Fund I, LP effective December 1, 2014. No active market exists for the interest in the private company held by the Master Fund and the Advisor is unable to estimate the holding period of this investment, and as such, this is considered a Level 3 investment.

(4)	The balance represents the invested capital in a liquidating vehicle created with the intention of liquidating assets in a reasonable manner.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Operations (unaudited)

For the Six Months Ended September 30, 2015

NET INVESTMENT INCOME
Interest income	$89

EXPENSES
Advisory fee	2,425,444
Professional fees	285,480
Board of Directors’ and Fund Officers’ compensation	204,638
Administration fee	181,648
Insurance fees	96,612
Facility fees	62,960
Other expenses	65,426

Total expenses	3,322,208

Net investment loss	(3,322,119)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from investments in Investment Funds	2,214,788
Current income tax expense	(191,850)

Net realized gain, net of taxes	2,022,938

Net change in accumulated unrealized appreciation on investments in Investment Funds	(7,868,000)
Deferred income tax benefit	273,162

Net change in unrealized appreciation, net of taxes	(7,594,838)

Net realized and unrealized loss on investments	(5,571,900)

NET DECREASE IN MEMBERS’ CAPITAL RESULTING FROM OPERATIONS	$(8,894,019)

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statements of Changes in Members’ Capital

Members’ Capital, March 31, 2014	$502,754,502

Members’ subscriptions	41,029,366

Members’ interests repurchased	(79,840,099)

Net decrease in Members’ Capital resulting from capital transactions	(38,810,733)

Net investment loss	(6,730,872)

Net realized gain, net of taxes	16,536,953

Net change in unrealized appreciation, net of taxes	13,754,231

Net increase in Members’ Capital resulting from operations	23,560,312

Members’ Capital, March 31, 2015	487,504,081

Members’ subscriptions	8,363,855

Members’ interests repurchased	(31,795,501)

Net decrease in Members’ Capital resulting from capital transactions	(23,431,646)

Net investment loss	(3,322,119)

Net realized gain, net of taxes	2,022,938

Net change in unrealized appreciation, net of taxes	(7,594,838)

Net decrease in Members’ Capital resulting from operations	(8,894,019)

Members’ Capital, September 30, 2015 (unaudited)	$455,178,416

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Cash Flows (unaudited)

For the Six Months Ended September 30, 2015

CASH FLOWS FROM OPERATING ACTIVITIES

Net decrease in Member’s Capital resulting from operations	$(8,894,019)
Adjustments to reconcile net decrease in Member’s Capital resulting from operations to net cash provided by operating activities:
Net change in accumulated unrealized appreciation	7,868,000
Net realized gain	(2,214,788)
Purchases of Investment Funds	(1,800,000)
Proceeds from Investment Funds	30,791,198
(Increase)/Decrease in operating assets:
Prepaid expenses	(38,742)
Current income tax benefit receivable	174,350
Other assets	(12,500)
Increase/(Decrease) in operating liabilities:
Advisory fee payable	348,687
Deferred income tax liability	(273,162)
Professional fees payable	(4,698)
Board of Directors’ and Fund Officers’ compensation payable	104,638
Administration fee payable	(33,607)
Current income tax liability	17,500
Facility fees payable	(2,858)
Other liabilities	(42,740)

Net cash provided by operating activities	25,987,259

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ subscriptions	7,885,000
Payments for Members’ interests repurchased	(36,100,543)

Net cash used in financing activities	(28,215,543)

Net decrease in cash and cash equivalents	(2,228,284)

Cash and cash equivalents at beginning of period	13,145,098

Cash and cash equivalents at end of period	$10,916,814

NON CASH ACTIVITY

Members’ in-kind subscriptions	$478,855

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Financial Highlights

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the year indicated:

	For the Six Months Ended September 30, 2015* (unaudited)			Years Ended March 31,
			2015		2014		2013		2012		2011

Ratios to average Members’ Capital:(a)
Net investment loss (b)	(1.39%)		(1.33%)		(1.36%)		(1.37%)		(1.32%)		(1.18%)

Total expenses (b)	1.39%		1.33%		1.37%		1.37%		1.32%		1.20%

Total return (c)	(1.90%)		4.70%		7.44%		6.78%		(0.54%)		7.59%

Portfolio turnover rate: (d)	0.38%		22.24%		32.59%		86.35% (e)		21.75%		27.82%

Members’ Capital, end of period ($000)	$455,178	$	487,504	$	502,755	$	514,852	$	561,891	$	534,491

*	The ratios, excluding portfolio turnover rate and total return, for this period have been annualized.

(a)	Average Members’ Capital is determined by using the net assets as of the first day of the fiscal year and at the end of each month during the period.

(b)

Ratio does not reflect the Master Fund’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds. The Investment Funds’ expense ratios, excluding incentive fees or allocations, range from 0.29% to 9.50% (unaudited). The Investment Funds’ incentive fees or allocations can be up to 25% of profits earned (unaudited).

(c)

Total return assumes a purchase of an interest in the Master Fund on the first day and a sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns. An individual Member’s return may vary from these returns based on the timing of Member subscriptions and redemptions.

(d)	The ratio excludes in-kind transactions.

(e)	The ratio calculation reflects the transition of the Master Fund domestic limited partnership limited vehicles to offshore corporations, or similar vehicles as discussed in Note 1.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (unaudited)

September 30, 2015

1. Organization

Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company. The Master Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services - Investment Companies.” The Master Fund commenced operations on January 1, 2003 and has many of the features of a private investment fund.

The Master Fund’s primary investment objectives are to provide investors (i) an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, (ii) low performance volatility and (iii) minimal correlation with the equity and fixed income markets. The Master Fund pursues its investment objectives principally through a multi-manager, multi-strategy program of investment in a diverse group of private investment funds (“Investment Funds”), managed by a select group of alternative asset managers (“Investment Managers”). The Master Fund seeks diversification by investing in Investment Funds that (i) pursue non-traditional investment strategies and (ii) are expected to exhibit a low degree of performance correlation, not only with broad market indices but also with each other. The Master Fund invests in the Investment Funds as a limited partner, member or shareholder, along with other investors and generally invests in between 15 and 40 Investment Funds. It is expected that the Investment Funds in which the Master Fund invests will not be registered under the 1940 Act. There can be no assurance that the investment objectives of the Master Fund will be achieved.

The Grosvenor Registered Multi-Strategy Fund (TI 1), LLC (the “TI 1 Fund”), Grosvenor Registered Multi-Strategy Fund (TI 2), LLC (the “TI 2 Fund”) and Grosvenor Registered Multi-Strategy Fund (W), LLC (the “W Fund”) are each a Delaware limited liability company that is registered under the 1940 Act as a closed-end, diversified, management investment company. The TI 1 Fund, the TI 2 Fund and the W Fund, (collectively, the “Feeder Funds” or the Master Fund’s “Members”), pursue their investment objectives by investing substantially all of their assets in the Master Fund. The Feeder Funds have the same investment objectives and substantially the same investment policies as the Master Fund (except that the Feeder Funds pursue their investment objectives by investing in the Master Fund).

On January 1, 2013, the Master Fund transferred certain investments in exchange for membership interests in the GRF Domestic Sub-Fund, LLC (the “Sub-Fund”), a Delaware limited liability company, with the same investment adviser as the Master Fund. The aggregate book cost basis and fair value of those investments that were transferred to the Sub-Fund were $43,445,078 and $44,583,297, respectively. No realized gain or loss was recognized by the Master Fund as a result of the transfer. The Sub-Fund then became a wholly owned subsidiary of the Master Fund.

Effective January 1, 2013, the TI 1 and TI 2 Funds have made the election to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986 (i.e., a 1099-issuing “RIC”) as opposed to a partnership issuing a Schedule K-1. For tax and regulatory reasons related to such

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2015

1. Organization (continued)

an election, the Master Fund has transitioned its investments previously held in underlying Investment Funds organized as domestic limited partnership vehicles, excluding those transferred to the aforementioned Sub-Fund, to Investment Funds organized as offshore corporations or similar vehicles.

Grosvenor Capital Management L.P., (the “Adviser” or “Grosvenor”) serves as the investment adviser of the Master Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is responsible for the day-to-day operations of the Master Fund. Pursuant to an investment advisory agreement between the Master Fund and the Adviser, the Adviser is responsible for providing all portfolio management and investment advisory services for the Master Fund. The Adviser is subject to oversight by the Board of Directors of the Master Fund (the “Board”).

The Board has overall responsibility to manage and supervise the operations of the Master Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Master Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Master Fund as customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation.

BNY Mellon Investment Servicing Trust Company provides custodial services for the Master Fund. BNY Mellon Investment Servicing (U.S.) Inc. serves as administrator and accounting agent to the Master Fund and in that capacity provides certain accounting, record keeping, investor related services, and regulatory administrative services.

As of September 30, 2015, the TI 1 Fund’s ownership of the Master Fund’s Members’ Capital was 73.77%, the TI 2 Fund’s ownership of the Master Fund’s Members’ Capital was 22.7% and the W Fund’s ownership of the Master Fund’s Members’ Capital was 3.53%.

Interests in the Master Fund (“Interests”) are generally offered only to the Feeder Funds, and subscriptions for Interests may be accepted as of the first day of each month or at such times as the Board may determine. The Master Fund may, from time to time, offer to repurchase Interests from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Master Fund’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Interests under certain limited circumstances.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2015

2. Summary of Significant Accounting Policies

a. Basis of Consolidation

The accompanying consolidated financial statements include the accounts of the Sub-Fund, which was established to primarily hold and manage certain illiquid Investment Funds. As of September 30, 2015, the Master Fund owns 100% of the Sub-Fund. The Master Fund’s pro rata share of its investment in the Sub-Fund, including the results of its operations, has been consolidated and all intercompany accounts and transactions have been eliminated in consolidation.

b. Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying consolidated notes. Management believes that the estimates utilized in preparing the Master Fund’s consolidated financial statements are reasonable and prudent; however, the actual results could differ from these estimates.

c. Master Fund Expenses

The Adviser generally bears all of its own expenses incurred in providing services to the Master Fund, except that the Master Fund reimburses the Adviser up to $25,000 per year for certain out-of-pocket costs and expenses incurred in connection with the operation of the Master Fund.

The Master Fund bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the Investment Managers and general operating expenses of the Investment Funds; all costs and expenses directly related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Master Fund’s administrator; costs of insurance; advisory fees; advisory out-of-pocket fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Master Fund’s transactions between the Adviser and any custodian or other agent engaged by the Master Fund; and other types of expenses approved by the Board. Expenses, including incentive fees or allocations, of the underlying Investment Funds are not included in expenses reported on the Consolidated Statement of Operations as the effect of these expenses is recognized in realized and unrealized gains and losses.

d. Income Taxes

Tax Asset / Liability and Benefit/Expense

On January 1, 2013, investments in Investment Funds with an aggregate value of $44,583,297 and an estimated tax cost of $44,182,226 were transferred from the Master Fund to the Sub-Fund in exchange for interests in the Sub-Fund. The Sub-Fund retained the tax cost of the investments so transferred. The

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2015

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes (continued)

$401,071 excess of fair value over tax cost of the Investment Funds transferred represented a contributed gain, which taken at applicable tax rates resulted in a deferred tax liability at the effective date of the transfer. The Master Fund’s basis in the Sub-Fund was limited to the value of the investments transferred. The Sub-Fund is wholly owned by the Master Fund and had no assets, liabilities or operations prior to January 1, 2013.

The Sub-Fund does not intend to qualify as a RIC pursuant to Subchapter M of the Internal Revenue Code, but will be taxed as a corporation. As a corporation, the Sub-Fund will be obligated to pay federal, state and local income tax on taxable income.

As part of the process of preparing its consolidated financial statements, the Master Fund is required to account for the Sub-Fund’s estimate of income taxes for federal and state purposes through the establishment of a deferred tax asset or liability. The Sub-Fund’s tax expense or benefit is consolidated into the Master Fund’s Consolidated Statement of Operations based on the component of income or gains/(losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets for financial reporting purposes and the amounts used for income tax purposes.

Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. From time to time, as new information becomes available, the Sub-Fund will modify its estimates or assumptions regarding the deferred tax liability or asset.

The timing of realization of gains and losses by the Investment Funds could have a positive or adverse impact on the Sub-Fund’s income tax provision, and such impact could be material. The Sub-Fund’s policy is to estimate the deferred portion of net realized income for the current period based on operating expenses incurred directly and indirectly by the Sub-Fund, and to estimate the capital gains or losses attributable to known Investment Fund realizations made during the fiscal period that have not yet been recognized for tax purposes.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2015

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes (continued)

The net income tax expense/(benefit) for the Sub-Fund for the six months ended September 30, 2015 are as follows:

Current Expense/(Benefit)
Federal	$154,701
State	37,149

Total Current Expense/(Benefit)	191,850

Deferred Expense/(Benefit)
Federal	(220,269)
State	(52,893)

Total Deferred Expense/(Benefit)	(273,162)

Total Expense/(Benefit)	$(81,312)

Components of the Sub-Fund’s deferred income tax assets and liabilities as of September 30, 2015 are as follows:

Deferred Income Tax Asset
Excess of tax basis over value	$707,796
Valuation allowance	-

Net deferred income tax asset	$707,796

Deferred Income Tax Liability
Excess of value over tax basis	$(1,066,725)

Due to the Sub-Fund’s net deferred income tax liability in the amount of $358,929 as of September 30, 2015, the Sub-Fund’s ability to offset future realized losses on full disposition of Investment Funds in an unrealized loss position for tax purposes as of September 30, 2015 against future realized gains on full disposition of other Investment Funds in an unrealized gain position for tax purposes as of September 30, 2015 reduces the likelihood that the aggregate deferred income tax asset will expire without being realized by the Sub-Fund. As such, no valuation allowance has been recorded by the Sub-Fund or reflected in the Master Fund’s consolidated financial statements as of September 30, 2015. To the extent that the Sub-Fund’s net deferred income tax liability approaches zero or becomes a net deferred income tax asset, the need to apply a valuation allowance will be re-evaluated.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2015

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes (continued)

There were no deferred tax assets or liabilities of the Master Fund other than those from the Sub-Fund.

Total income tax expense/(benefit) differs from the amount computed by applying the federal statutory rate of 34% and a net state rate of 5.12% to net investment income (loss) and realized and unrealized gains (losses) on investments before taxes for the six months ended September 30, 2015 as follows:

Components of Income Tax Benefit
Computed estimated federal income tax	$(65,567)
State income tax, estimated net of federal tax benefit	(15,745)

Total estimated income tax benefit	$(81,312)

Tax Cost Basis

The tax cost of Investment Funds as of October 31, 2014, the Master Fund’s tax year end, takes into consideration qualified electing fund elections previously made by the Master Fund. Sub-Fund takes into consideration the actual tax cost of each partnership investment transferred into the Sub-Fund on January 1, 2013 plus subsequent contributions and redemptions for tax purposes. Accordingly, the actual tax cost of investments for federal income tax purposes may be different than the GAAP amounts.

As of September 30, 2015, the cost and unrealized appreciation (depreciation) of the Investment Funds and the Sub-Fund held by the Master Fund, as determined considering tax adjustments as of October 31, 2014, were as follows:

	Investment Funds	Sub-Fund
Tax Basis of Investments	$383,558,141	$3,564,881
Gross Unrealized Appreciation	$65,195,916	$2,847,097
Gross Unrealized Depreciation	(6,826,684)	-

Net Unrealized Appreciation/(Depreciation)	$58,369,232	$2,847,097

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2015

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes (continued)

The cost of investments in Investment Funds attributable to investments held directly by the Master Fund shown above excludes the cost of the Master Fund’s investment in the Sub-Fund. The Master Fund’s policy of determining the Sub-Fund tax cost is to calculate using the tax basis of the corporation and not the tax cost basis of the individual investment fund holdings of the Sub-Fund.

Uncertain Tax Positions

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Master Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management of the Master Fund is required to analyze tax positions expected to be taken in the Master Fund and Sub-Fund’s tax returns, as defined by statutes of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.

For all open tax years and all major tax jurisdictions, management of the Master Fund has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. Open years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). For the Sub-Fund, its federal tax return dating back to its January 1, 2013 inception remains subject to examination by the Internal Revenue Service. Neither the Master Fund nor the Sub-Fund have any examinations in progress and management is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Master Fund and Sub-Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Consolidated Statement of Operations. As of September 30, 2015, the Master Fund did not have a liability for any federal income taxes owed with respect to tax years ending on or before October 31, 2014. The Master Fund and Sub-Fund have reviewed all major jurisdictions and concluded that there is no impact on the Master Fund’s or Sub-Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions expected to be taken on its tax returns.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2015

2. Summary of Significant Accounting Policies (continued)

e. Security Transactions

Purchases of investments in the Investment Funds are recorded as of the first day of legal ownership of an Investment Fund and redemptions from the Investment Funds are recorded as of the last day of legal ownership. Realized gains or losses on investments in the Investment Funds are recorded at the time of the disposition of the respective investment based on specific identification.

f. Other

Net investment income or loss and net realized and unrealized gain or loss from investments of the Master Fund for each month are allocated between, and credited to or debited against, the capital accounts of Members as of the last day of the month in accordance with each Member’s respective investment percentage for the month, as defined in the Master Fund’s operating agreement (the “Operating Agreement”).

In accordance with the authoritative guidance on distinguishing liabilities from capital, repurchases are recognized as liabilities when the dollar amount requested in the repurchase notice becomes fixed, which generally occurs on the last day of the fiscal period. As a result, repurchases paid after the end of the period, but based upon fixed amounts as of September 30, 2015, are reflected as repurchase of Members’ Interests payable on the Consolidated Statement of Assets, Liabilities and Members’ Capital at September 30, 2015.

The Master Fund pays a monthly fee to the custodian and the administrator based primarily upon month-end Members’ Capital.

Cash and cash equivalents represent cash in banks, short-term investments with original maturities of three months or less at the time of acquisition and money market funds. In circumstances when Federal Deposit Insurance Corporation insured limits are exceeded, the risk of default depends on the creditworthiness of the counterparties to each of these transactions. Through September 30, 2015, the Master Fund has not experienced any losses in such accounts and the Adviser monitors the creditworthiness of the counterparties in an attempt to mitigate risk of loss. Money market funds are managed in a way to preserve a stable value of USD 1.00 per share; however, there is no guarantee that the value will not drop below USD 1.00 per share.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2015

2. Summary of Significant Accounting Policies (continued)

f. Other (continued)

The Master Fund may receive an in-kind distribution in exchange for its interest in an Investment Fund managed by an investment manager. These transactions are executed based on the fair value of the Investment Fund on the trade date and do not result in a movement of cash between the Investment Fund and the Master Fund. These transactions are included as a supplemental disclosure on the Consolidated Statement of Cash Flows as an In-kind distribution from Investment Fund. Any gain or loss associated with these transactions is recognized as a component of Net realized gain (loss) on redemptions from Investment Funds on the Consolidated Statement of Operations.

3. Portfolio Valuation

The Net Asset Value (“NAV”) of the Master Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period, in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to policies established by the Board. Pursuant to the Master Fund’s valuation policies, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Investment Funds subject to the oversight by the Board.

The Board has approved procedures pursuant to which the Master Fund will value its investments in Investment Funds at fair value, generally at an amount equal to the NAV of the Master Fund’s investment in the Investment Funds as determined by Investment Fund’s general partner or investment manager. If no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Master Fund’s valuation procedures. Generally, the NAVs of the investments in the Investment Funds are determined whereby the Master Fund records the investment and subsequent subscriptions at its acquisition cost, which represents its fair value at the time of subscription. The investment is adjusted to reflect the Master Fund’s share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period.

The Investment Funds record their investments at fair value in accordance with GAAP or International Financial Reporting Standards. The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from the sale or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid non-marketable securities varies across the Investment Funds based on various factors, including the nature of their investment strategy and market forces.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2015

3. Portfolio Valuation (continued)

Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material. Net change in accumulated unrealized appreciation on investments in Investment Funds in the Consolidated Statement of Operations is net of fees and performance-based compensation payable to the investment managers of the Investment Funds.

The Master Fund holds an investment in a private company (“Private Company”) which is carried at fair value as determined by the Adviser and consistent with the valuation policy approved by the Board. Generally, the Adviser’s procedures used to determine fair value for this investment consider significant developments affecting the Private Company, such as material changes in the business, subsequent rounds of investments, etc. Although the Adviser uses its best judgment in estimating the fair value of the Private Company, there are inherent limitations in any estimation technique. The fair value estimates presented herein are not necessarily indicative of an amount the Master Fund could realize in a current transaction. Future events will also affect the estimates of fair value and the effect of such events on the estimates of fair value, including the ultimate liquidation of the Private Company, could be material to the consolidated financial statements. Because of the inherent uncertainty of valuations, values estimated by the Adviser may differ significantly from the values that would have been used had a ready market for the securities existed. The differences could be material to the financial statements. No active market exists for the interest in the Private Company held by the Master Fund and management is unable to estimate the holding period of this investment, and as such, this is considered a Level 3 investment. As of September 30, 2015, the Private Company is valued based on recent transactions in the same or similar instruments.

Some of the Investment Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Investment Fund. If the Master Fund withdraws its interest from such an Investment Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Investment Fund. In instances, where such an Investment Fund closes its operations, the Master Fund may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Investment Fund. The value of side pockets may fluctuate significantly. As of September 30, 2015, the Master Fund’s investments in side pockets and special liquidating vehicles represented 1.33% of the Master Fund’s net assets. Additionally, the governing documents of the Investment Funds generally provide that the Investment Funds may suspend, limit or delay the right of their investors, such as the Master Fund, to withdraw capital. The primary restrictions applicable to individual Investment Funds as of September 30, 2015, are described in detail on the Master Fund’s Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2015

3. Portfolio Valuation (continued)

The Master Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. In accordance with ASU 2015-07, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. For the remainder of the portfolio, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;
●	Level 2 - Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
●	Level 3 - Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The Master Fund applies the authoritative guidance under GAAP for estimating the fair value of investments in the Investment Funds that have calculated their NAVs in accordance with the specialized accounting guidance for investment companies. Accordingly, the Master Fund estimates the fair value of an investment in an Investment Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of the fair value.

Investments may be classified as Level 2 when market information is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability.

When observable prices are not available for these investments, the Master Fund uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate the fair value of such Level 3 instruments.

In accordance with these valuation policies, the Adviser utilizes certain quantitative analytical reports generated by its proprietary risk management software to test and refine its judgment regarding: (i) its selection of Investment Funds for the Master Fund and (ii) the amount of assets to be allocated to each such Investment Fund. Such reports are designed to enable the Adviser to evaluate the risk and return characteristics of proposed alternative allocations to particular Investment Funds. Such reports currently consist of historical simulation analyses, historical simulation stress test analyses, forward-looking analyses, look-through exposure analyses and portfolio liquidity analyses.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2015

3. Portfolio Valuation (continued)

Certain personnel within the Adviser are responsible for staying abreast of market developments affecting specific investment strategies and communicating their findings to the investment committee. The investment committee reviews such findings to determine whether particular investment strategies continue to be appropriate. The investment committee may determine to add or terminate a strategy based on any number of factors, such as: (i) a better alternative for investing the capital invested in such strategy; (ii) a change in the expectations for the strategy; (iii) a manager specific event at the Investment Fund; or (iv) a change in the investment or economic environment.

The Adviser monitors certain aspects of Investment Fund performance, stays abreast of current developments affecting Investment Funds and stays in frequent communication with investment managers of Investment Funds to review the performance of the Investment Funds managed by such Investment Managers and to discuss such Investment Managers’ investment outlook.

The Adviser obtains certain exposure-level information that enables the analysis of various strategies, markets and sectors on a “look-through” basis. Although the Adviser does not require that Investment Funds provide position-level transparency, Investment Managers of Investment Funds typically provide summary-level risk statistics with respect to the invested positions and risk profile of their Investment Funds. Included in these statistics is information related to the Investment Fund’s long, short, gross, and net position by strategy, leverage and geographic exposure. The information set provided by Investment Managers of Investment Funds varies depending upon their strategy focus and investment style. These summary-level risk statistics are augmented through on-going conversations with the investment managers of the Investment Funds and, together, are intended to provide an overall view of the Investment Fund’s risk exposure.

When the Adviser believes that making an adjustment to the reported net asset value (or its equivalent) is more representative of the fair value of Investment Fund investments, the Adviser in its discretion will make such an adjustment according to Grosvenor’s formal policies and procedures subject to Board approval. In accordance with the Master Fund’s valuation policy and subject to Board approval or ratification, the Adviser may also in its discretion utilize other valuation inputs, such as liquidation value, to determine the fair value of liquidating Investment Fund holdings. As of September 30, 2015, approximately 0.27% of the investments in Investment Funds (approximately 84.68% of investments in Investment Funds classified in Level 3 of the fair value hierarchy) were fair valued using such approach.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2015

3. Portfolio Valuation (continued)

The following table sets forth information about the level within the fair value hierarchy at which the Investment Fund investments are measured at September 30, 2015, excluding the Investment Fund investments for which ASU 2015-07 is applicable:

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value at September 30, 2015

Investment Funds
Distressed	$–	$–	$1,224,336	$1,224,336
Long and/or Short Equity	–	–	221,520	221,520

Total Investment Funds in fair value hierarchy	–	–	1,445,856	1,445,856

Investment Funds measured at net asset value*	–	–	–	445,956,021

Total Investment Funds	$–	$–	$1,445,856	$447,401,877

*

The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Statement of Assets, Liabilities and Members’ Capital.

The level classifications in the table above may not be indicative of the risk associated with the investment in each Investment Fund.

The Master Fund recognizes transfers into and out of the levels indicated above on the actual date of the event or change in circumstances that caused the transfer. All transfers into and out of Level 2 and Level 3 can be found in the Level 3 reconciliation table shown below. There were no transfers between Level 1 and Level 2 for the six months ended September 30, 2015.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2015

3. Portfolio Valuation (continued)

The following table includes a roll-forward of the amounts for the six months ended September 30, 2015 for the investments classified within Level 3. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

	Balance as of March 31, 2015	Purchases	Sales	Transfer from Level 2	Transfer into Level 2*	Net realized gain / (loss)	Net change in unrealized appreciation / depreciation	Balance as of September 30, 2015

Distressed	$1,453,943	$–	$(78,324)	$–	$–	$(412,839)	$ 261,556	$ 1,224,336
Long and/or Short Equity	221,520	–	–	–	–	–	–	221,520

Total	$1,675,463	$–	$(78,324)	$–	$–	$(412,839)	$ 261,556	$ 1,445,856

Net change in unrealized appreciation for the six months ended September 30, 2015, for Level 3 investments held by the Master Fund as of September 30, 2015, was an increase of $261,556 as shown in the table below:

Investments in Investment Funds	Net change in unrealized depreciation
Distressed	$ 261,556

The Master Fund follows authoritative guidance that permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the NAV for the investment. In using the NAV, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2015

3. Portfolio Valuation (continued)

The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has determined that the NAV, as calculated by the reporting entity, generally represents the fair value of the investments. A listing of the investments held by the Master Fund and their attributes as of September 30, 2015, that may qualify for these valuations are shown in the table below.

Investment Category	Fair Value	Redemption Frequency	Notice Period	Redemption Restrictions and Terms*
				0-2 years.
Distressed (a)	$27,798,742	Quarterly	90 - 93 Days	Side pocket & liquidating vehicle arrangements exist for 16%** of the Investment Funds.

				0-1 year.
Event Driven (b)	$81,091,215	Quarterly	30 - 90 Days	Side pocket & liquidating vehicle arrangements exist for 1%** of the Investment Funds.

				0-2 years.
Long and/or Short Equity (c)	$130,921,322	Monthly - Annually	30 - 75 Days	Side pocket & liquidating vehicle arrangements exist for less than 1%** of the Investment Funds.

Macro/Commodities (d)	$76,575,856	Monthly - Quarterly	30 - 90 Days	0-1 year.

				0-2 years.
Multi-Arbitrage (e)	$131,014,742	Monthly - Quarterly	45 - 93 Days	Side pocket & liquidating vehicle arrangements exist for 1%** of the Investment Funds.

*

The information summarized in the table above represents the general terms of the specific asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**	Reflects the fair value of investments in each respective investment category.

The Master Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security, and for the Investment Funds, would generally be the NAV as provided by the Investment Fund or its administrator. For each of the investment categories below, the fair value of the Investment Funds has been estimated based upon the NAV of the Investment Funds, subject to adjustments by the Adviser if deemed necessary.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2015

3. Portfolio Valuation (continued)

(a) Distressed Securities This investment category includes the Investment Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt.

(b) Event Driven This investment category includes the Investment Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers.

(c) Long and/or Short Equities This investment category includes the Investment Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions.

(d) Macro/Commodities This investment category includes the Investment Funds that invest in a variety of instruments including global currencies, interest rates, sovereign debt and commodities based on an analysis of many broad factors including: global monetary and trade policy, geopolitical events, supply and demand, global investor sentiment and various technical factors.

(e) Multi-Arbitrage This investment category includes the Investment Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference.

As of September 30, 2015, the Master Fund had investments in 42 Investment Funds. The Master Fund, as an investor in these Investment Funds is charged management fees of up to 3% (per annum) of the NAV of its ownership interests in the Investment Funds, as well as incentive fees or allocations of up to 25% of net profits earned that are attributable to the Master Fund’s ownership interests in such Investment Funds. The Master Fund also generally bears a pro rata share of the other expenses of each Investment Fund in which it invests. Total expenses, including incentive fees or allocations, for the six months ended September 30, 2015, ranged from approximately 0.29% to 12.95% of the Master Fund’s average invested capital in each Investment Fund. Incentive fees or allocations ranged from approximately 0% to 6.01% of the Master Fund’s average invested capital in each Investment Fund. These ratios may vary over time depending on the allocation of the Master Fund’s assets among the Investment Funds and the actual expenses and investment performance of the Investment Funds. The ranges were not audited by the Master Fund’s independent registered public accounting firm.

For the six months ended September 30, 2015, aggregate purchases and sales of the Investment Funds amounted to $1,800,000 and $30,132,648, respectively.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2015

4. Capital Commitments of the Master Fund to the Investment Funds

As of September 30, 2015, the Master Fund had no unfunded capital commitments to the Investment Funds.

5. Credit Facility

The Master Fund may borrow from time to time on a short-term basis for liquidity purposes and has established a committed U.S. Dollar denomination credit facility (the “Facility”) with one financial institution. The Facility is shared with several other affiliated funds which are managed by the Adviser and will terminate on September 16, 2016. The Facility contains annual renewal provisions. Under the terms of the Facility, the Master Fund may draw up to $28,000,000 of the net asset value of the Master Fund subject to a combined maximum amount of $375,000,000. The Facility is subject to annual fees related to any unused portion of the Facility which are allocated based on the amount available to the Master Fund. Under the terms of the Facility, the Master Fund is subject to, among other things, Investment Fund liquidity tests and Investment Fund concentration tests. In the event that the Master Fund breaches certain of the liquidity and concentration covenants, the Master Fund’s ability to borrow is reduced. Facility fees payable, as reflected on the Consolidated Statement of Assets, Liabilities and Members’ Capital, represents unused borrowing under the Facility which accrues and compounds interest daily based on the base rate of the financial institution plus a spread. As of September 30, 2015, the Master Fund has no outstanding line of credit payable. The Master Fund had no borrowings during the six months ended September 30, 2015.

6. Advisory Fee

Pursuant to the terms of the advisory agreement between the Master Fund and the Adviser, the Master Fund pays the Adviser a monthly fee at an annual rate of 1.00% (the “Advisory Fee”) based on the Master Fund’s net assets determined as of the last business day of each month before taking into consideration the Advisory Fee. For the six months ended September 30, 2015, the Advisory Fee was $2,425,444.

7. Related Party Transactions and Other

The Board is made up of six Board members, five of whom are not “interested persons,” as defined by the 1940 Act, (the “Independent Directors”). The Independent Directors each receive annual compensation in the amount of $40,000 for their services to both the Master Fund and the Feeder Funds. All compensation to the Independent Directors and Fund Officers is paid by the Master Fund and allocated pro-rata to the Feeder Funds. All Independent Directors may be reimbursed for out-of-pocket expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Independent Directors. The Master Fund incurred $204,638 of Independent Directors’ and applicable Fund Officers’ Compensation fees for the six months ended September 30, 2015, of which $104,638 was payable as of September 30, 2015. The total fees and expenses (including compensation) of the Independent Directors and Fund Officers are shown on the Master Fund’s Consolidated Statement of Operations.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2015

7. Related Party Transactions and Other (continued)

Non-cash activity as shown in the Consolidated Statement of Cash Flows represents exchange of a Members’ Interest between the TI 1 Fund and W Fund.

8.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk or Liquidity Risks

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts and equity swaps. However, as a result of the investments by the Master Fund as a limited partner, member or shareholder, the Master Fund’s liability with respect to its investments in the Investment Funds is generally limited to the NAV of its interest in each Investment Fund.

Because the Master Fund is a closed-end investment company, Interests are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Master Fund to offer from time to time to repurchase Interests at the Members’ capital account value, Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Interests by the Master Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Interests. Because the Master Fund’s investments in Investment Funds themselves have limited liquidity, the Master Fund may not be able to fund significant repurchases. Members whose Interests are accepted for repurchase also bear the risk that the Master Fund’s Members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Interests are valued for the purpose of repurchase.

As described in the footnotes of the Master Fund’s Consolidated Schedule of Investments and in Note 3, some Investment Funds have suspended or restricted withdrawals of capital, which increases the liquidity risk for the Master Fund. Liquidity risk is the risk that the Master Fund will encounter difficulty in meeting obligations associated with financial liabilities. Among other things, liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Investment Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Master Fund’s control, such as a general market disruption or an operational issue affecting the Master Fund or third parties, including the Investment Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2015

8.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk or Liquidity Risks (continued)

The Master Fund’s capital investment in the Investment Funds can be withdrawn on a limited basis. As a result, the Master Fund may not be able to liquidate quickly some of its investments in the Investment Funds in order to meet liquidity requirements or respond to market events.

There are a number of other risks to the Master Fund. Three principal types of risk that can adversely affect the Master Fund’s investment approach are market risk, strategy risk, and manager risk. The Master Fund also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, lack of diversification, and other risks for the Master Fund and potentially for each Investment Fund.

9. Guarantees

Under the Master Fund’s organizational documents, its Independent Directors and fund officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss due to these warranties and indemnities to be remote.

10. Subsequent Events

The Master Fund has evaluated all subsequent events through the date that the consolidated financial statements were issued and noted no material events requiring disclosure.

ITEM 2 – CODE OF ETHICS

Not applicable.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – INVESTMENTS

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant’s most recently filed annual report on Form N-CSR.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which members may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11 – CONTROLS AND PROCEDURES

(a)

The Registrant’s principal executive officer and principal financial officer, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in Form N-CSR is accumulated and communicated to the Registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC

By:	/s/ Scott J. Lederman
Scott J. Lederman
Director, Chief Executive Officer and President December 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Scott J. Lederman	Director, Chief Executive Officer and President	December 4, 2015
Scott J. Lederman

By:	/s/ Zachary D. Weber	Chief Financial Officer and Treasurer	December 4, 2015
Zachary D. Weber